Personnel expenses - Plan assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset)
Other Investments	kr 34	kr 38	kr 48
Properties	28	27	29
Plan assets	200	181	180
Mortgage bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	12	11	9
Sweden
Disclosure of net defined benefit liability (asset)
Equity investments	6	5	4
Sweden | Government bonds
Disclosure of net defined benefit liability (asset)
Debt instruments	40	29	29
Sweden | Loans to the public
Disclosure of net defined benefit liability (asset)
Debt instruments	52	45	39
Foreign countries
Disclosure of net defined benefit liability (asset)
Equity investments	kr 28	kr 26	kr 22